Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000235473
Shareholder Report [Line Items]
Fund Name	Akros Monthly Payout ETF
Trading Symbol	MPAY
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-955-1865
Additional Information Website	https://akrosetfs.com/fund/static/mpay
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 3,379,085
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 12,011
InvestmentCompanyPortfolioTurnover	601.00%